Supplement to the
Fidelity® New Jersey Municipal Income Fund
January 29, 2016
As Revised May 2, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee for Fidelity® New Jersey Municipal Income Fund has been removed.

NJT-SUM-16-01 1.9880489.100	December 1, 2016